RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Share	Dec. 31, 2020 CAD ($) Share	Dec. 31, 2019 CAD ($) Share
Disclosure of transactions between related parties [line items]
Number of options granted	1,148,333	4,206,667
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Number of options granted	933,333	1,933,333	0
Fair value on grant of share options in share-based payment arrangement | $	$ 738,219	$ 2,531,999	$ 0